                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sanderson Asset Management Limited
Address: Heathcoat House
         20 Savile Row, 6th Floor
         London W1S 3PR, United Kingdom

Form 13F File Number: 28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Richard Cawdron
Title:   Director
Phone:   001-312-262-0390

Signature, Place, and Date of Signing:


/s/ Richard Cawdron                     London, United Kingdom       1/21/11.
-------------------------------------   ----------------------   ---------------
[Signature]                                  [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:            2
Form 13F Information Table Value Total:      316,458
                                          (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

                                                                                                           Column 8
     Column 1        Column 2   Column 3  Column 4         Column 5          Column 6   Column 7  ------------------------
     --------       ---------  ---------  --------  ----------------------  ----------  --------       VOTING AUTHORITY
      NAME OF       TITLE OF                VALUE     SHRS OR   SH/   PUT/  INVESTMENT    OTHER   ------------------------
      ISSUER          CLASS      CUSIP    (x$1000)    PRN AMT   PRN  CALL   DISCRETION  MANAGERS     SOLE     SHARED  NONE
-----------------   ---------  ---------  --------  ----------  ---  -----  ----------  --------  ----------  ------  ----
SIGNET JEWELERS        SHS
LIMITED                        G81276100   168,980   3,893,538  SH             SOLE                3,893,538     0      0
TAIWAN
SEMICONDUCTOR MFG   Sponsored
LTD                    ADR     874039100   147,478  11,760,582  SH             SOLE               11,760,582     0      0